March 8, 1999

Filing Desk
U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	The Enterprise Group of Funds, Inc.
	Registration No. 2-28097
	Rule 497(e) Filing

To Whom It May Concern:

The following amendment to the Prospectus dated October 1,1998, is filed pursuant to Rule 497(e) by supplement or sticker to the above-referenced Fund. No changes were necessary to the above-referenced Fund or to the cross-reference sheet.

Thank you for your assistance. If you have any questions concerning this filing, please feel free to contact the undersigned at (404) 760-4003.

Sincerely,




Catherine R. McClellan
Senior Vice President and Chief Counsel

Attachment